UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ospraie Management, LLC

Address:   320 Park Avenue, 27th Floor
           New York, NY 10022


Form 13F File Number: 28-11391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Puma
Title:  Chief Compliance Officer
Phone:  212-602-5000

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Puma                   New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      178,784
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADECOAGRO S A                COM             L00849106   91,750 10,819,581 SH       SOLE       N/A      10,819,581      0    0
AIRGAS INC                   COM             009363102    2,556     28,000 SH       SOLE       N/A          28,000      0    0
ANADARKO PETE CORP           COM             032511107    4,830     65,000 SH       SOLE       N/A          65,000      0    0
CALPINE CORP                 COM NEW         131347304    1,813    100,000 SH       SOLE       N/A         100,000      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105      960     17,000 SH       SOLE       N/A          17,000      0    0
CIMAREX ENERGY CO            COM             171798101    3,752     65,000 SH       SOLE       N/A          65,000      0    0
CONCHO RES INC               COM             20605P101    3,384     42,000 SH       SOLE       N/A          42,000      0    0
CORE LABORATORIES N V        COM             N22717107    2,077     19,000 SH       SOLE       N/A          19,000      0    0
CROWN HOLDINGS INC           COM             228368106    2,429     66,000 SH       SOLE       N/A          66,000      0    0
DELTA AIR LINES INC DEL      COM NEW         247361702    2,077    175,000 SH       SOLE       N/A         175,000      0    0
EXPEDITORS INTL WASH INC     COM             302130109    2,452     62,000 SH       SOLE       N/A          62,000      0    0
FEDEX CORP                   COM             31428X106    2,385     26,000 SH       SOLE       N/A          26,000      0    0
GRAFTECH INTL LTD            COM             384313102    4,977    530,000 SH       SOLE       N/A         530,000      0    0
GREEN PLAINS RENEWABLE ENERG NOTE 5.750%11/0 393222AB0    3,683  4,000,000 PRN      SOLE       N/A       4,000,000      0    0
INTERNATIONAL FLAVORS&FRAGRA COM             459506101    1,996     30,000 SH       SOLE       N/A          30,000      0    0
JETBLUE AIRWAYS CORP         COM             477143101    1,816    318,000 SH       SOLE       N/A         318,000      0    0
LENNAR CORP                  CL B            526057302    9,379    307,100 SH       SOLE       N/A         307,100      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    1,370     24,000 SH       SOLE       N/A          24,000      0    0
MARATHON OIL CORP            COM             565849106    3,066    100,000 SH       SOLE       N/A         100,000      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    4,511     66,000 SH       SOLE       N/A          66,000      0    0
NOBLE ENERGY INC             COM             655044105    1,831     18,000 SH       SOLE       N/A          18,000      0    0
PIONEER NAT RES CO           COM             723787107    1,492     14,000 SH       SOLE       N/A          14,000      0    0
RELIANCE STEEL & ALUMINUM CO COM             759509102    2,360     38,000 SH       SOLE       N/A          38,000      0    0
REPUBLIC SVCS INC            COM             760759100    1,349     46,000 SH       SOLE       N/A          46,000      0    0
ROCK-TENN CO                 CL A            772739207    1,888     27,000 SH       SOLE       N/A          27,000      0    0
SCHLUMBERGER LTD             COM             806857108    4,504     65,000 SH       SOLE       N/A          65,000      0    0
SUNCOR ENERGY INC NEW        COM             867224107   13,852    420,000 SH       SOLE       N/A         420,000      0    0
VALHI INC NEW                COM             918905100      246     19,679 SH       SOLE       N/A          19,679      0    0


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